Shareholder Fees - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO	May 30, 2024 USD ($)
FidelityFreedomIndexFunds-InstPremiumPremierComboPRO | Fidelity Freedom Index 2025 Fund
Shareholder Fees:
(fees paid directly from your investment)	none